Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Current	$3,822	$1,138	$2,019
Change in corporate tax rate	3,060	-	-
Deferred	(331)	746	(387)
	$6,551	$1,884	$1,632

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. As of December 31, 2017, the Company has a $5,329,000 net operating loss carryforward that will begin to expire in 2035.  A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2017	2016	2015
Tax at statutory rates	35.0%	35.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(9.6)	(13.1)	(11.3)
Nondeductible merger expenses	-	2.7	-
Incentive stock options	0.2	0.3	0.3
Earnings and proceeds on life insurance	(2.7)	(2.8)	(1.8)
Change in corporate tax rate	20.8	-	-
Other	0.7	(0.2)	0.4

	44.4%	21.9%	21.6%

The net deferred tax asset included in other assets in the accompanying Consolidated Balance Sheets includes the following amounts of deferred tax assets and liabilities:

	2017	2016
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,603	$2,197
Deferred compensation	775	1,430
Core deposit intangible	232	485
Prepaid expenses	125	267
Pension liability	384	655
Foreclosed real estate valuation allowance	7	19
AMT tax credit carryforward	260	260
Net operating loss carryforward	1,249	2,147
Net unrealized loss on securities	808	2,286
Other	92	310
Total Deferred Tax Assets	5,535	10,056

Deferred tax liabilities:
Premises and equipment	210	347
Deferred loan fees	142	192
Net unrealized gain on pension liability	99	171
Purchase price adjustment	303	357

Total Deferred Tax Liabilities	754	1,067

Net Deferred Tax Asset	$4,781	$8,989

The Company’s federal and state income tax returns for taxable years through 2014 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.